Basic and diluted earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Basic and diluted earnings per share
Schedule of basic and diluted loss per share

		Restated	Restated
DKK thousand	2018	2017	2016
Net result for the year	581,282	(275,258)	(157,296)
Net result used in the calculation of basic and diluted earnings per share	581,282	(275,258)	(157,296)
Weighted average number of ordinary shares	30,754,948	27,918,271	24,873,940
Weighted average number of treasury shares	(64,223)	(64,223)	(564,223)
Weighted average number of ordinary shares used in the calculation of basic earnings per share	30,690,725	27,854,048	24,309,717
Weighted average number of ordinary shares used in the calculation of diluted earnings per share	30,696,404	27,854,048	24,309,717
Basic earnings/loss per share (DKK)	18.94	(9.88)	(6.47)
Diluted earnings/loss per share (DKK)	18.94	(9.88)	(6.47)

Schedule of potential ordinary shares are antidilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted loss per share

	2018	2017	2016
Potential ordinary shares are included at December 31, 2018 due to dilutive effect (excluded at December 31, 2017 and 2016) related to:
Outstanding warrants under the 2010 employee incentive program	218,359	429,784	728,629
Outstanding warrants under the 2015 employee incentive program	1,635,000	1,424,000	942,250
Total outstanding warrants	1,853,359	1,853,784	1,670,879
- out of which these warrants are dilutive	72,000	0	0
- out of which these warrants are anti-dilutive	1,781,359	1,853,784	1,670,879